Mineral Rights and Properties	12 Months Ended
Mar. 31, 2023
Disclosure Of Mineral Rights And Properties Explanatory Abstract
MINERAL RIGHTS AND PROPERTIES
13.	MINERAL RIGHTS AND PROPERTIES

Mineral rights and properties consist of:

	Producing and development properties			Exploration and evaluation properties
Cost	Ying Mining District	BYP	GC	RZY	Kuanping	La Yesca	Total
Balance as at April 1, 2021	$348,000	$64,609	$115,610	$185	$-	$16,747	$545,151
Capitalized expenditures	37,307	-	4,507	-	24	2,588	44,426
Acquisition	-	-	-	-	13,135	-	13,135
Environmental rehabilitation	(68)	(18)	898	-	-	-	812
Derecognition	-	-	-	(185)	-	-	(185)
Foreign currency translation impact	12,096	501	3,891	-	221	-	16,709
Balance as at March 31, 2022	$397,335	$65,092	$124,906	$-	$13,380	$19,335	$620,048
Capitalized expenditures	35,632	-	4,839	-	907	876	42,254
Environmental rehabilitation	(224)	(36)	12	-		-	(248)
Foreign currency translation impact	(30,731)	(1,192)	(9,639)	-	(1,034)	-	(42,596)
Balance as at March 31, 2023	$402,012	$63,864	$120,118	$-	$13,253	$20,211	$619,458

Impairment and accumulated depletion
Balance as at April 1, 2021	$(122,977)	$(57,264)	$(87,296)	$(185)	$-	$-	$(267,722)
Depletion	(15,974)	-	(2,595)	-	-	-	(18,569)
Derecognition	-	-	-	185	-	-	185
Foreign currency translation impact	(4,313)	(257)	(2,924)	-	-	-	(7,494)
Balance as at March 31, 2022	$(143,264)	$(57,521)	$(92,815)	$-	$-	$-	$(293,600)
Impairment	-	-	-	-		(20,211)	(20,211)
Depletion	(18,689)	-	(2,398)	-	-	-	(21,087)
Foreign currency translation impact	11,091	610	7,165	-	-	-	18,866
Balance as at March 31, 2023	$(150,862)	$(56,911)	$(88,048)	$-	$-	$(20,211)	$(316,032)

Carrying amounts
Balance as at March 31, 2022	$254,071	$7,571	$32,091	$-	$13,380	$19,335	$326,448
Balance as at March 31, 2023	$251,150	$6,953	$32,070	$-	$13,253	$-	$303,426

During year ended March 31, 2023, the Company completed the review and evaluation on the results of the drilling program completed in Fiscal 2022. The Company does not plan to undertake further significant work at the La Yesca Project in the near future. As a result, the decision was taken to impair fully the value of the La Yesca Project and recognized an impairment charge of $20.2 million in the consolidated statements of income.

In October 2021, the Company, through a 100% owned subsidiary of Henan Found, won an online open auction to acquire a 100% interest in the Kuanping silver-lead-zinc-gold project (the “Kuanping Project”). The transaction was successfully completed in November 2021 for a total consideration of $13.1 million, comprised of approximately $11.4 million in cash (RMB ¥73.5 million) plus the assumption of approximately $2.0 million (RMB ¥13.3 million) of debt, and net of $0.3 million cash received. The acquisition was through the acquisition of a 100% interest in the shares of Shanxian Xinbaoyuan Mining Co. Ltd. (“Xinbaoyuan”), an affiliate of a Henan Provincial government-controlled company located in Sanmenxia City, Henan Province. The material asset held by Xinbaoyuan is the Kuanping Project.

The Kuanping Project is located in Shanzhou District, Sanmenxia City, Henan Province, China, approximately 33 km north of the Ying Mining District.

The transaction was accounted for as an acquisition of assets as the purchase price was concentrated on a single asset. The purchase price was allocated to the assets acquired and liabilities assumed on a relative fair value basis with $13.1 million allocated to mineral property interest.